Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies do not include all of the significant accounting policies of the Company, which were included in, and should be read in conjunction with, the audited consolidated financial statements as of and for the year ended December 31, 2017.

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash, money market funds, and investments in interest bearing demand deposit accounts, time deposits and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.

Restricted Cash

Restricted cash mainly consists of the cash reserved in escrow accounts at certain banks as online payment service deposits.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective January 1, 2018, using the retrospective transition method. All restricted cash was presented on the face of consolidated balance sheet as “Restricted cash;” there is no restricted cash or restricted cash equivalents presented elsewhere on the consolidated balance sheet.

Loan and Interest Receivables, net of allowance

Loan and interest receivables consist primarily of micro loans to individual borrowers. Such amounts are recorded at the principal net of allowance for credit losses relating to micro loans, and include accrued interest receivable as of the balance sheet date. The loan periods granted by the Company to the borrowers related to the micro loans generally range from one month to thirty-six months. The cash flows related to micro loans are included within the cash flows from investing activities category in the consolidated statement of cash flows. Allowance for credit losses relating to micro loans represent the Company’s best estimate of the losses inherent in the outstanding portfolio of loans. Judgment is required to determine the allowance amounts and whether such amounts are adequate to cover potential credit losses, and periodic reviews are performed to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding portfolio of debts. The Company bases the allowance for loan and interest receivables credit losses primarily on historical loss experience using a roll rate-based model applied to the loan and interest receivables portfolios. The Company considers many factors, including but not limited to, the age of the amounts due, the payment history, the month of origination, the purpose of the loans, creditworthiness, financial conditions of the borrower, terms of the loans, regulatory environment, and the general economic conditions. In August, the Company completed the divestiture of its financial services business. Consequently, the loan and interest receivable balances were derecognized from the consolidated balance sheet upon disposal (Note 4).

Licensed Copyrights

Licensed copyrights consist of professionally-produced content such as movies, television series, variety shows, sports and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability recorded when cost of the content is known, the content has been accepted by us in accordance with the conditions of the license agreement and the content is available for its first showing on our internet platform. Licensed copyrights are carried at the lower of unamortized cost or net realizable value. The current and non-current portions of licensed copyrights of video content are recorded in “Other current assets, net” or “Intangible assets, net,” respectively. The licensed copyrights include non-exclusive licensed copyrights and exclusive licensed copyrights. With non-exclusive licensed copyrights, the Company has the right to broadcast the contents only on its internet platform. With exclusive licensed copyrights, in addition to the broadcasting rights, the Company also has the right to sublicense the contents to third parties.

Non-exclusive licensed copyrights, mainly comprising of newly released movies, television series and seasonal variety shows, are generally amortized using an accelerated method based on historical viewership consumption patterns. Other non-exclusive licensed copyrights, mainly comprising of library movies, television series and variety shows and certain non-episodic features, are amortized on a straight-line basis, as the consumption pattern based on historical viewing data supports this amortization method. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary. The major factors that impact the viewership consumption patterns include film box office, ratings for television series and variety shows, user traffic on our platforms, placement schedule, user tastes and preferences, emerging cultural trends, merchandising and marketing efforts. When the amortization pattern is revised, it is accounted for as a change in accounting estimate prospectively in accordance with ASC 250 (“ASC 250”), Accounting Changes and Error Corrections.

The purchase cost of exclusive licensed copyrights includes a broadcasting right and a right to sublicense to third parties. The Company allocates the content cost to these two rights when the exclusive licensed copyrights are initially recognized, based on the relative proportion of our estimate of the total revenues that will be generated by each right. For the broadcasting right, which is the portion of an exclusive licensed copyright that generates direct and indirect advertising and membership revenues, the content costs are amortized in accordance with ASC 920-350 (“ASC 920-350”), Entertainment-Broadcasters: Intangibles—Goodwill and Other, using the same method as non-exclusive licensed copyrights described above. For the right to sublicense to third parties, which is the portion of an exclusive licensed copyright that generates direct revenues, the content costs are amortized in accordance with ASC topic 926 (“ASC 926”), Entertainment—Films using an individual-film-forecast-computation method, which amortizes such costs based on the ratio of the actual sublicensing revenues generated for the current period to the total sublicensing revenues estimated to be generated by the sublicensing right. The Company revisits the forecasted total direct revenues on a periodic basis and any resulting changes to such estimates and the resulting amortization expense are accounted for prospectively as a change in accounting estimate in accordance with ASC 250.

On a periodic basis, the Company evaluates the program usefulness of the broadcasting rights of its licensed copyrights and record such rights at the lower of unamortized cost or estimated net realizable value pursuant to the guidance in ASC 920-350. When there is a change in the expected usage of licensed copyrights, the Company estimates net realizable value of licensed copyrights to determine if any impairment exists.

Net realizable value is determined by estimating the expected cash flows generated from the provision of online advertising and membership services, less any direct costs, over the remaining useful lives of non-exclusive licensed copyrights. The Company estimates advertising and membership cash flows for each category of the content. Estimates that impact advertising and membership cash flows include anticipated levels of demand for our online advertising and membership services and the expected selling prices of our advertisements and membership. For the right to sublicense to third parties, the Company assesses recoverability in accordance with ASC 926-20, Entertainment—Films: Other Assets—Film Costs.

Investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.

The Company accounts for short-term debt investments in accordance with ASC topic 320 (“ASC 320”), Investments — Debt Securities. The Company classifies the short-term investments in debt as “held-to-maturity” or “available-for-sale,” whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt securities. Available-for-sale debt investments are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income.” An impairment loss on the available-for-sale debt securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s accounting policy and ASC 320. The other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

In accordance with ASC 320, the securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Other invested securities

Other invested securities represent investments purchased by the Company for its financial services business which are resold to third-party investors. These transactions do not meet the requirements of asset derecognition in accordance with ASC topic 860 (“ASC 860”), Transfers and Servicing. The Company records the proceeds related to these transactions as secured borrowings included in “Amounts due to the third-party investors” on the consolidated balance sheets, and assets pledged are included in “Other invested securities” on the consolidated balance sheets. Other invested securities are issued by financial institutions and have a variable rate of return that is indexed to the performance of underlying assets. The Company initially records these investments at cost, which approximates its fair value at inception and subsequently records these investments at fair value. Changes in the fair value are reflected in earnings. The Cash flows related to purchases and maturities of other invested securities are classified as cash flows from investing activities, while proceeds and payments related to the sales and purchases of financial products are classified as cash flows from financing activities in the consolidated statements of cash flows. All other invested securities balances were derecognized from the consolidated balance sheet upon disposal (Note 4).

Long-term investments

The Company’s long-term investments consist of equity investments with readily determinable fair value, equity investments without readily determinable fair value, equity method investments, and other investments accounted for at fair value.

Prior to adopting ASC topic 321 (“ASC 321”), Investments — Equity Securities on January 1, 2018, the Company carries at cost its investments in investees which do not have readily determinable fair value and the Company does not have significant influence in accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments. The Company only adjusts the carrying value of such investments for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment.

Management regularly evaluates the impairment of the cost method investments based on the performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

The Company adopted ASC 321 on January 1, 2018 and the cumulative effect of RMB1.9 billion (US$270 million) was recorded as an adjustment to the opening retained earnings. Equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair values, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair values and do not qualify for the existing practical expedient in ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair values are measured at fair values, and any changes in fair value are recognized in earnings. Unrealized gains before adopting ASC 321 were recorded in “Accumulated other comprehensive income,” which has been reclassified to the opening balance of retained earnings.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of its investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings. The Company will discontinue applying the equity method if an investment (and additional financial supports provided to the investee, if any) has been reduced to zero. When the Company has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Company would continue to report its share of equity method losses in its statement of comprehensive income after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Company’s other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

In accordance with ASC 946-320 Financial Services—Investment Companies, Investments—Debt and Equity Securities, the Company accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair value of these investments are re-measured periodically in accordance with ASC 820. These equity investments are classified within Level 3 in the fair value hierarchy, and changes in fair value are recorded in the consolidated statements of comprehensive income in the period the change occurs.

Revenue Recognition

The Company adopted ASC topic 606 (“ASC 606”), Revenue from Contracts with Customers from January 1, 2018, using the modified retrospective method. Revenues for the three-month and nine-month periods ended September 30, 2018 were presented under ASC 606, and revenues for the three-month and nine-month periods ended September 30, 2017 were not adjusted and continue to be presented under ASC topic 605, Revenue Recognition. The cumulative effect of adopting ASC 606 resulted in an increase RMB967 million (US$141 million) to the opening balance of retained earnings at January 1, 2018.

Commencing on January 1, 2018, the Company recognizes revenue in accordance with ASC 606. Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Starting from January 1, 2018, pursuant to ASC 606, value added taxes (“VAT”) was reclassified from cost of revenue to net against revenues. The Company recognized VAT of RMB1.3 billion and RMB1.7 billion (US$244 million) for the three-month periods ended September 30, 2017 and 2018, respectively, and RMB3.4 billion and RMB 4.5 billion (US$652 million) for the nine-month periods ended September 30, 2017 and 2018, respectively.

The following table presents the Company’s revenues disaggregated by revenue source:

	For the three months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Online marketing	20,108	22,481	3,273

iQIYI membership service	1,697	2,852	415
iQIYI content distribution	276	835	122
Interest income earned from provision of financial services	495	408	59
Others	913	1,627	237

Other revenue	3,381	5,722	833

Total revenue	23,489	28,203	4,106

	For the nine months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Online marketing	52,729	60,715	8,840

iQIYI membership service	4,607	7,421	1,081
iQIYI content distribution	958	1,641	239
Interest income earned from provision of financial services	1,029	1,724	251
Others	1,931	3,581	521

Other revenue	8,525	14,367	2,092

Total revenue	61,254	75,082	10,932

The Company’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Performance-based online marketing services

Cost-per-click

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list on the platform which could be accessed through personal computer or mobile devices. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s platform and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customers pay the Company only when a user clicks on one of its website links.

Besides the Company’s traditional auction-based P4P services, the Company also displays in-feed marketing to targeted users through Baidu Feed. Customers pay the Company when a targeted user clicks the in-feed marketing and are directed to its platforms.

Revenue is recognized when all of the revenue recognition criteria set forth in ASC 606 are met, which is generally when a user clicks on one of the customer-sponsored links or in-feed marketing.

Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than cost-per-click, such as the number of downloads (and user registration) of mobile apps and the pre-determined ratios of completed transaction volumes, revenue is recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria as prescribed by ASC 606.

Display advertisements

The Company provides display-based online advertising services to its customers by integrating text description, image and video, and displaying the advertisement in a prominent position of the search result page, vertical search products or Baidu Feed. The Company recognizes revenue in accordance with ASC 606, on a pro-rata basis over the contractual term for cost per time advertising arrangements commencing on the date the customer’s advertisement is displayed on the Company’s platform, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.

Online marketing services involving Baidu Union

Baidu Union is a program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging the traffic of Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for the acquisition of traffic. The Company is the principal in these transactions, as it is primarily responsible for fulfilling the service, has discretion in establishing pricing and controls the advertising inventory before the transfer to customers. Therefore, revenue is recognized on a gross basis on the amount of fees it billed to its customers. Payments made to Baidu Union members are recorded as traffic acquisition costs, which are included in “Cost of revenues” in the consolidated statements of comprehensive income.

Membership services

The Company offers membership services that provide subscribing members access to stream a library of premium content in exchange for upfront non-refundable membership fees. Membership periods range from one month to twelve months. The receipt of membership fees is initially recorded as deferred revenue, and revenue is recognized ratably over the membership period when services are rendered.

Content distribution

The Company generates revenues from sub-licensing content licensed from third party vendors for cash and through nonmonetary exchanges, mainly with other online video broadcasting companies. The exclusive licensing agreements the Company enters into with vendors has a definitive license period and provides the Company the rights to sub-license these contents to other third parties. The Company enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. For cash sub-licensing transactions, the Company receives the sub-license fee upfront under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee (which is provided at or before the beginning of the sub-license period). The sub-license fees are recognized in accordance with ASC 606 and represents a license of functional intellectual property that grants the right to use the Company’s licensed copyrights, and revenue is recognized when the licensed copyright is made available for the customer’s use and benefit. The attributable cost of cash sublicensing transactions are recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright, computed using the individual-film-forecast-computation method in accordance with ASC 926.

The Company enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provide rights for each party to broadcast the licensed copyrights received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Company accounts for these nonmonetary exchanges in accordance with ASC 606, and records the transaction based on the fair value of the asset received starting from January 1, 2018. Barter sublicensing revenue are recognized in accordance with the same ASC 606 criteria above. The Company estimates the fair value of the licensed copyrights received based on various factors, including broadcasting schedule, cast and crew, theme and popularity, box office and market share of counterparties to the exchange.

The Company recognized barter sublicensing revenues of RMB198 million and RMB503 million (US$73 million) and related costs of RMB193 million and RMB523 million (US$76 million) for the three-month periods ended September 30, 2017 and 2018, respectively. The Company recognized barter sublicensing revenues of RMB708 million and RMB824 million (US$120 million) and related costs of RMB596 million and RMB818 million (US$119 million) for the nine-month periods ended September 30, 2017 and 2018, respectively.

Financial services

The Company offers financial services which include provision of installment payment services to consumers and wealth management services to third-party investors. Interest income earned from provision of financial services is reported as “Other revenues” and reported on a net basis after deduction of related interest costs incurred. The Company recognized gross interest income of RMB1.1 billion and RMB616 million (US$90 million) and interest costs of RMB580 million and RMB208 million (US$30 million) for the three-month periods ended September 30, 2017 and 2018, respectively. The Company recognized gross interest income of RMB2.3 billion and RMB 3.3 billion (US$483 million) and interest costs of RMB1.2 billion and RMB1.6 billion (US$232 million) for the nine-month periods ended September 30, 2017 and 2018, respectively. The financial services business was disposed during the three-months ended September 30, 2018 (Note 4).

Barter transactions

The Company engages in certain barter transactions other than licensed copyrights of video contents, such as advertising, from time to time, and in such situations, follows the guidance set forth in ASC 606. The transaction price of the nonmonetary consideration is measured at fair value at contract inception. If fair value cannot be reasonably estimated, the Company measures the consideration indirectly by reference to the standalone selling price of the services promised to the customer in exchange for the consideration.

Other revenue recognition related policies

In accordance with ASC 606, for arrangements that include multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and displayed at different times, the Company would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price. If a promised good or service does not meet the criteria to be considered distinct, it is combined with other promised goods or services until a distinct bundle of goods or services exists.

When either party to a revenue contract has performed, the Company presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities were presented as deferred revenue on the consolidated balance sheets. The increase in deferred revenue as compared to the year ended December 31, 2017 is a result of the increase in consideration received from the Company’s customers.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

The opening balance of contract assets were RMB832 million as of January 1, 2018. As of September 30, 2018, contract assets of RMB1.6 billion (US$233 million) were recognized and included in “Other current assets, net” on the consolidated balance sheet.

The Company provides sales incentives to customers which entitle them to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these incentives granted to customers as variable consideration in accordance with ASC 606. The amount of variable consideration is measured based on the most likely amount of incentives to be provided to customers.

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, other invested securities, accounts receivable, loan and interest receivables, amounts due from and due to related parties, other receivables, long-term investments, short-term loans, accounts payable and accrued liabilities, customer advances and deposits, derivative instruments, notes payable and long-term loans. The carrying amounts of these financial instruments, except for long-term equity investments without readily determinable fair values, long-term equity method investments, long-term notes payable and long-term loans, approximate their fair values because of their generally short maturities. Long-term equity investments with readily determinable fair values, other invested securities, investments accounted for at fair value, and derivative instruments are adjusted to fair value at each reporting date. The carrying amounts of long-term loans approximate fair values as the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. Fair value of notes payable is extracted directly from the quoted market price.

Segment Reporting

Starting from April 2017, Search Services and Transaction Services were combined into one segment, namely, Baidu Core. The change in reportable segments reflects the Company’s strategic shift and the operational change to de-emphasize its transaction services business and shift such resources to support its online marketing services. As of December 31, 2017 and September 30, 2018, the Company had two reportable segments, Baidu Core and iQIYI. Baidu Core mainly provides keyword-based marketing services targeted at and triggered by internet users’ search queries, which mainly include P4P services, other online marketing services, and artificial intelligence-enabled new business initiatives. iQIYI is an online entertainment service provider that, offers original, professionally produced and partner-generated content on its platform. In early April 2018, iQIYI completed its initial public offering (“IPO”) on the Nasdaq Global Market.

The Company’s chief executive officer, who has been identified as the chief operating decision marker (“CODM”) reviews the operating results of Baidu Core and iQIYI in order to allocate resources and assess the Company’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC topic 280, Segment Reporting.

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles – Goodwill and Other: Goodwill, which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. As of December 31, 2017 and September 30, 2018, goodwill was allocated to the Company’s two reporting units, Baidu Core and iQIYI, respectively.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and is considered material, or discloses that an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is lacks clear or consistent interpretation of laws specific to the industry-specific complaints across different jurisdictions. In such cases, there are considerable uncertainties regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.